Investment Property (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Direct operating expense from investment property	$ 67,096	$ 50,874	$ 60,452
Investment property	$ 8,313,274	8,715,956	5,825,359
Investment Property Fair Value Percentage	96.00%
Difference in percentage between market value and book value of the investment property	100.00%
At fair value [member]
Statement [Line Items]
Investment property	$ 10,939,073
CHILE
Statement [Line Items]
Rental income from investment property	3,825	158,235	193,839
ARGENTINA
Statement [Line Items]
Rental income from investment property	$ 104,334	$ 97,312	$ 135,064